Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables.
Schedule of Trade and Other Payables

Amounts in US$ ‘000	2025	2024
V.A.T	3,683	8,842
Trade payables	80,649	93,435
Customer advance payments (a)	2,182	152,000
Outstanding commitments in Chile (b)	—	3,320
Staff costs to be paid	14,177	11,563
Royalties to be paid	1,307	723
Taxes and other debts to be paid	8,331	8,237
To be paid to co-venturers (Note 33)	708	1,829
	111,037	279,949
Classified as follows:
Current	111,037	279,949
Non-current	—	—
(a)	Advance payment of US$ 152,000,000 under the offtake and prepayment agreement with Vitol (see Note 29.1).
(b)	Investment commitments in the Campanario and Isla Norte Blocks as a result of the divestment of the Chilean business. See Note 34.7.